Income Taxes - Summary of Deferred Tax Expense Charged (Credited) to Income Statement (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (75)	$ (161)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	2	(67)
Through OCI	(12)	(19)
Transfer	0	0
Ending balance	(65)	(75)
Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	6,778	5,973
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	689	(831)
Through OCI	(31)	(42)
Transfer	68	(68)
Ending balance	6,188	6,778
Net operating loss and capital loss carryforwards | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(48)	(141)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	13	(98)
Through OCI	0	5
Transfer	0	0
Ending balance	(61)	(48)
Net operating loss and capital loss carryforwards | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(458)	(532)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	205	(93)
Through OCI	(11)	19
Transfer	0	0
Ending balance	(652)	(458)
Property, plant and equipment | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	165	180
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(2)	15
Through OCI	0	0
Transfer	0	0
Ending balance	167	165
Property, plant and equipment | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	7,234	7,546
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(638)	333
Through OCI	46	(89)
Transfer	68	(68)
Ending balance	7,894	7,234
Decommissioning and restoration provisions | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(155)	(190)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	12	(35)
Through OCI	0	0
Transfer	0	0
Ending balance	(167)	(155)
Decommissioning and restoration provisions | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(803)	(1,050)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	371	(261)
Through OCI	(7)	14
Transfer	0	0
Ending balance	(1,167)	(803)
Unrealized foreign exchange | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(91)	(85)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(7)	(3)
Through OCI	(9)	9
Transfer	0	0
Ending balance	(75)	(91)
Withholding taxes | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	133	100
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	14	(27)
Through OCI	3	(6)
Transfer	0	0
Ending balance	116	133
Inventories | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	148	156
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(10)	9
Through OCI	(3)	(1)
Transfer	0	0
Ending balance	161	148
Other timing differences (TDs) | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(37)	(10)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(21)	51
Through OCI	(12)	(24)
Transfer	0	0
Ending balance	(4)	(37)
Other timing differences (TDs) | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	615	(162)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	754	(789)
Through OCI	(50)	12
Transfer	0	0
Ending balance	$ (89)	$ 615